Risk and sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2020
Sensitivity analysis
Schedule of significant items of risk sensitivity

Type of business	Market and credit risk	Insurance and lapse risk

Asia insurance operations
All business		Mortality and/or morbidity risk Persistency risk
With-profits business	Net neutral direct exposure (indirect exposure to investment performance, which is subject to smoothing through declared bonuses)
Unit-linked business	Net neutral direct exposure (indirect exposure to investment performance, through asset management fees)
Non-participating business

Asset/liability mismatch risk which results in sensitivity to interest rates and credit spreads, particularly for operations where the insurance liability basis is sensitive to current market movements

Indirect exposure to investment performance through policyholder charges and guarantees in some cases

US insurance operations

All business

Asset/liability mismatch risk

Adjusted operating profit is sensitive to market conditions, both with respect to income earned on spread-based products and indirectly with respect to income earned on variable annuity asset management fees

Mortality risk
Variable annuity business	Net effect of market risk (equity and interest rates) arising from incidence of guarantee features and variability of asset management fees, offset by derivative hedging programme*	Persistency and utilisation risk (risk that utilisation of withdrawal benefits or lapse levels differ from those assumed)
General account business

Credit risk and market risk (equity and interest rate) in meeting guaranteed rates of accumulation on general account annuity and interest sensitive life products which may lead to smaller spread profits, being the difference between the earned rate and the policyholder crediting rate. As at 1 June 2020, the risk has been substantially transferred for the fixed and fixed index annuity products as part of the reinsurance transaction with Athene described in note D1.1

Shareholders' equity is impacted by interest rate and credit risk via impairments and unrealised gains/losses on fixed income securities. For those instruments classified as available-for-sale under IAS 39, unrealised gains/losses do not directly impact profit, unless they are considered permanent reductions in value.

Persistency risk, mitigated in some cases by the application of market value adjustments

Interest rate risk
Sensitivity analysis
Schedule of estimated sensitivity to risk

The sensitivities shown below are for movements in risk-free rates (based on local government bond yields at the valuation date) in isolation and are subject to a floor of zero. They do not include movements in credit risk that may affect credit spreads and hence the valuation of debt securities and policyholder liabilities. A one-letter credit downgrade in isolation (ie ignoring any consequential change in valuation) would not have a material impact on IFRS profit or shareholders’ equity.

To reflect the substantial fall and current level of low interest rates in 2020, the estimated sensitivity to a decrease in interest rates at 31 December 2020 has been updated to a decrease of 0.5 per cent. This compares to a 1 per cent change at 31 December 2019. The estimated sensitivity to a decrease and increase in interest rates at 31 December 2020 is as follows:

31 December 2020	Asia insurance $m		US insurance $m
	Decrease of 0.5%	Increase of 1%	Decrease of 0.5%	Increase of 1%
Net effect on shareholders' equity*	(1,274)	(318)	(594)	(68)

*The effect from the instantaneous changes in interest rates above, if they arose, would impact profit after tax for Asia insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders’ equity. For US insurance operations, the instantaneous changes in interest rates above, if they arose, would cause the net effect on equity shown above through two constituent movements. Firstly, profit after tax, net of related changes in the amortisation of DAC, would be impacted (decrease of 0.5 per cent: $(1,319) million; increase of 1 per cent: $1,976 million), and would mostly be recorded within short-term fluctuations in investment returns. Secondly, the effect would also impact other comprehensive income (decrease of 0.5 per cent: $725 million; increase of 1 per cent: $(2,044) million) in respect of the direct effect on the carrying value of the available-for-sale debt securities, net of related changes in the amortisation of DAC and related tax effects.

The estimated sensitivity to a decrease and increase in interest rates at 31 December 2019 was as follows:

31 December 2019	Asia insurance $m		US insurance $m
	Decrease	Increase	Decrease	Increase
	of 1%	of 1%	of 1%	of 1%
Net effect on shareholders' equity*	(702)	(718)	20	(553)

*The effect from the instantaneous changes in interest rates above, if they arose, would impact profit after tax for Asia insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders’ equity. For US insurance operations, the instantaneous changes in interest rates above, if they arose, would cause the net effect on equity shown above through two constituent movements. Firstly, profit after tax, net of related changes in the amortisation of DAC, would be impacted (decrease of 1 per cent: $(2,224) million; increase of 1 per cent: $1,691 million), and would mostly be recorded within short-term fluctuations in investment returns. Secondly, the effect would also impact other comprehensive income (decrease of 1 per cent: $2,244 million; increase of 1 per cent: $(2,244) million) in respect of the direct effect on the carrying value of the available-for-sale debt securities, net of related changes in the amortisation of DAC and related tax effects.

Asia insurance operations | Equity and property price risk
Sensitivity analysis
Schedule of estimated sensitivity to risk

The estimated sensitivity to a 10 per cent increase and 20 per cent decrease in equity and property prices is as follows:

	31 Dec 2020 $m		31 Dec 2019 $m
	Decrease	Increase	Decrease	Increase
	of 20%	of 10%	of 20%	of 10%
Net effect on shareholders’ equity*	(848)	410	(816)	408

*The effect from the instantaneous changes in equity and property prices above, if they arose, would impact profit after tax for Asia insurance operations, which would mostly be recorded within short-term fluctuations in investment returns.

US insurance operations | Equity and property price risk
Sensitivity analysis
Schedule of estimated sensitivity to risk

The estimated sensitivity to a 10 per cent increase and 20 per cent decrease in equity and property prices is shown below.

	31 Dec 2020 $m		31 Dec 2019 $m
	Decrease of 20%	Increase of 10%	Decrease of 20%	Increase of 10%
Net effect on shareholders' equity*	744	299	762	608

*The effect from the instantaneous changes in equity and property prices above, if they arose, would impact profit after tax for US insurance operations, which would mostly be recorded within short-term fluctuations in investment returns.

Schedule of net amount at risk for variable annuity contracts with guarantees

	31 Dec 2020 $m		31 Dec 2019 $m
		Net		Net
	Account	amount	Account	amount
	value	at risk	value	at risk
Return of net deposits plus a minimum return
GMDB	170,510	2,340	150,576	2,477
GMWB - premium only	2,858	12	2,753	16
GMWB	248	11	257	14
GMAB - premium only	39	—	37	—
Highest specified anniversary account value minus withdrawals post-anniversary			—	—
GMDB	13,512	86	12,547	69
GMWB - highest anniversary only	3,459	41	3,232	51
GMWB	646	55	698	52
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary			—	—
GMDB	8,891	615	8,159	687
GMIB	1,675	556	1,688	616
GMWB	159,857	5,656	140,529	7,160

Jackson had variable annuity contracts with guarantees. Account balances of contracts with guarantees were invested in variable separate accounts as follows:

Mutual fund type:	31 Dec 2020 $m	31 Dec 2019 $m
Equity	132,213	121,520
Bond	20,203	19,341
Balanced	39,626	30,308
Money market	1,862	956
Total	193,904	172,125